Policyholder Liabilities - Schedule of Reconciliation of Reinsurance Market Risk Benefits by Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Market Risk Benefit [Line Items]
Asset	$ 229,871	$ 526,373
Liability	2,455,492	3,162,162
Net Liability	2,225,621	2,635,789
Fixed Index Annuities
Market Risk Benefit [Line Items]
Asset	226,294	520,566
Liability	2,414,052	3,077,944
Net Liability	2,187,758	2,557,378	$ 2,294,129
Fixed Rate Annuities
Market Risk Benefit [Line Items]
Asset	3,577	5,807
Liability	41,440	84,218
Net Liability	$ 37,863	$ 78,411	$ 73,904